RELATED PARTY	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023
RELATED PARTY

Note 21. RELATED PARTY

As described in Note 14 - Dividend Notes Payable, the following were outstanding on the dividend notes payable to our officers and shareholders as of June 30, 2024 and December 31, 2023:

	2024	2023
Chief executive officer, Director and Shareholder	$1,639,240	$1,639,240
Chief hardware officer, Director and Shareholder	786,976	786,976
Executive vice president, Director and Shareholder	817,457	817,457
Interim chief financial officer, Director and Shareholder	198,519	198,519

The Company’s chief executive officer is related to certain lenders of the Company as discussed in Note 12 - Related Party Notes Payable.

The Company’s chief executive officer purchased five (5) regions from Links during the three months ended June 30, 2024.

Deep Medicine Acquisition Corp [Member]
RELATED PARTY

Note 9 - Related Party Transactions

Accrued Expenses - Related Parties

As of December 31, 2023 and March 31, 2023, the Company had accrued expenses – related parties in amount of $6,000, which was in connection with the accrued non-cash compensation to the Company’s management and directors. Pursuant to the executed Offer Letters, the Company agreed to pay the Company’s Chief Financial Officer $5,000 in cash per month starting from August 1, 2020, and the Company’s officers and directors an aggregate of 300,000 post Business Combination shares within 10 days following a Business Combination, with the same lock-up restrictions and registration rights as the Founder Shares. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of $0.02 per share. As of December 31, 2023 and March 31, 2023, the accrued expenses related to the cash compensation to the Company’s Chief Financial Officer was $0.

Loan Payable – Related Party

As of December 31, 2023 and March 31, 2023, we had loans payable to the Sponsor and its affiliates in the amount of $2,065,000 and $1,865,000, respectively.

As of December 31, 2023 and March 31, 2023, the Company had a loan payable to the Sponsor in amount of $500,000 with zero interest pursuant to the promissory note between the Company and the Sponsor (the “Sponsor Note”) in connection with a portion of the IPO expense. The Sponsor Note is unsecured, and the Sponsor agrees to fund the Company in amount of up to $500,000. Under no circumstances shall any individual, including but not limited to any officer, director, employee or stockholder of the Company, be obligated personally for any obligations or liabilities of the Loan. The proceeds of the Sponsor Note were used to pay a portion of the offering expenses of the IPO. These amounts will be repaid upon completion of an initial Business Combination.

TRUGOLF HOLDINGS, INC.

F/K/A DEEP MEDICINE ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

On October 15, 2022, the Company issued the Sponsor Affiliate Notes in an aggregate principal amount of $1,265,000 to the Sponsor Affiliates, in connection with the First Extension. The Sponsor Affiliate Notes bear no interest and are repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, or (b) the date of the liquidation of the Company. On October 19, 2022, an aggregate of $1,265,000 was deposited into the Company’s Trust Account, which amount will be included in the pro rata amount distributed to (i) holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the Company’s initial Business Combination.

On February 9, 2023, the Company issued a promissory note in an aggregate principal amount of $300,000 to an affiliate of the Company’s Sponsor, in connection with the Second Extension. This note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, or (b) the date of the liquidation of the Company. Accordingly, an aggregate of $300,000 had been deposited into the Company’s Trust Account as of June 30, 2023.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into private placement-equivalent units at a price of $10.00 per unit at the option of the lender. Such units would be identical to the Private Placement Units. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2023 and March 31, 2023, no Working Capital Loans were outstanding.

Note 3 - Related Party Transactions

Accrued Expenses - Related Parties

As of March 31, 2023 and March 31, 2022, the Company had accrued expenses – related parties in amount of $6,000 and $21,000, respectively, of which $6,000 was in connection with the accrued non-cash compensation to the Company’s management and directors. Pursuant to the executed Offer Letters, the Company agreed to pay the Company’s Chief Financial Officer $5,000 in cash per month starting from August 1, 2020, and the Company’s officers and directors an aggregate of 300,000 post Business Combination shares within 10 days following a Business Combination, with the same lock-up restrictions and registration rights as the Founder Shares. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of $0.02 per share. As of March 31, 2023 and March 31, 2022, the accrued expenses related to the cash compensation to the Company’s Chief Financial Officer was $0 and $15,000, respectively.

DEEP MEDICINE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2023

Loan Payable – Related Party

As of March 31, 2023 and March 31, 2022, the Company had loans payable to the Sponsor and its affiliates in amount of $1,865,000 and $500,000, respectively, including a promissory note of up to $500,000, dated March 15, 2021, between the Company and the Sponsor (the “Sponsor Note”). The Sponsor Note is unsecured with zero interest. The proceeds of the Sponsor Note were used to pay a portion of the offering expenses of the IPO. These amounts will be repaid upon completion of an initial Business Combination. Under no circumstances shall any individual, including but not limited to any officer, director, employee or stockholder of the Company, be obligated personally for any obligations or liabilities of the Sponsor Note.

On October 15, 2022, the Company issued the Sponsor Affiliate Notes in an aggregate principal amount of $1,265,000 to the Sponsor Affiliates, in connection with the extension of the Initial Combination Period from October 29, 2022 to January 29, 2023. The Sponsor Affiliate Notes bear no interest and are repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, or (b) the date of the liquidation of the Company. On October 19, 2022, an aggregate of $1,265,000 was deposited into the Company’s Trust Account, which amount will be included in the pro rata amount distributed to (i) holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the Company’s initial Business Combination.

On February 9, 2023, the Company issued a promissory note in an aggregate principal amount of $300,000 to an affiliate of the Company’s Sponsor, in connection with the extension of the Company’s time to consummate an initial Business Combination from January 29, 2023 to July 29, 2023, provided that a monthly payment of $50,000 will be deposited into the Trust Account after January 29, 2023. This note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, or (b) the date of the liquidation of the Company. Accordingly, an aggregate of $100,000 has been deposited into the Company’s Trust Account as of March 31, 2023 and additional $100,000 has been deposited subsequently.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into private placement- equivalent units at a price of $10.00 per unit at the option of the lender. Such units would be identical to the Private Placement Units. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of March 31, 2023 and March 31, 2022, no Working Capital Loans were outstanding.